Trust for Incentive - Additional Information (Details) - Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Trust for Incentive [Line Items]
Long Term incentive plan aggregate amount				$ 1,400,000,000
Obligations under incentive plan recorded in short term investments	$ 550,000,000	$ 633,000,000	$ 0
Obligations under incentive plan recorded in long term investments	0	295,000,000	931,000,000
Amount paid under incentive plan	375,000,000	0	535,000,000
Incentives accrued as deferred compensation liability	$ 244,000,000	$ 353,000,000	$ 780,000,000